Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Debt

11. Debt

	June 30,	December 31,
	2021	2020
DDB Term loan, due April 2024	$8,984	$9,916
DDB Equipment loan, due April 2024	2,275	2,625
Notes Payable, due May 2024	19,300	19,768
Notes payable, varying maturities through June 2026	354	356
DDB Revolver	2,970	—
Less: unamortized debt discount and debt issuance costs	(2,050)	(2,855)
	31,833	29,810
Less: DDB Revolver	(2,970)	—
Less: current maturities of long-term debt	(7,767)	(5,466)
Long-term debt	$21,096	$24,344

Term Loan, Equipment Loan and Revolver

In April 2019, our wholly owned subsidiary, DDB entered into a credit agreement comprised of a $14,000 aggregate principal amount of floating rate, five-year term loan (“DDB Term Loan”), a $3,500 floating rate, five-year loan to be used for facility expansion (“DDB Equipment Loan”), and a $6,000 floating rate revolving credit facility (“DDB Revolver”), which is renewed annually (together the “Credit Agreement”). Proceeds from the DDB Term Loan along with cash on hand were used to fully repay a term loan assumed in the acquisition of DDB by Benson Hill.

The Credit Agreement is secured by substantially all the real and personal property of DDB and is guaranteed, in part, by Benson Hill, the parent company, to a maximum of $7,000. The DDB Term Loan is payable in equal quarterly installments of $416 plus interest with the remaining balance of $5,972 due in April 2024. The DDB Equipment Loan is payable in equal quarterly installments of $175 plus interest through April 2024.

The interest rate on the DDB Term Loan and DDB Equipment Loan is equal to LIBOR plus 4.0% or 4.09% at June 30, 2021. The interest rate on the DDB Revolver is equal to LIBOR plus 3.5% or 3.59% at June 30, 2021.

11. Debt (continued)

Under the Credit Agreement, DDB and the Company must comply with certain financial covenants based on DDB’s operations, including a minimum working capital covenant, a minimum net worth covenant, a funded debt to EBITDA ratio covenant, and a fixed charge coverage ratio covenant.

Benson Hill as guarantor must also comply with a minimum cash covenant. The Credit Agreement also contains various restrictions on our activities, including restrictions on indebtedness, liens, investments, distributions, acquisitions and dispositions, control changes, transactions with affiliates, establishment of bank and brokerage accounts, sale-leaseback transactions, margin stocks, hazardous substances, hedging, and management agreements. During the first quarter of 2021 and the first and second quarters of 2020, we were in violation of certain financial covenants under the Credit Agreement, which were subsequently waived by the lender.

In the second quarter of 2020, the Revolver maturity date was extended to July 2021 and the Credit Agreement was amended to incorporate updated prospective financial covenants with respect to minimum working capital, minimum net worth, funded debt to EBITDA ratio, and fixed charge coverage ratio. In the first quarter of 2021, the Credit Agreement was further amended to clarify the definitions of net worth and EBITDA as used in the calculation of certain financial covenants.

In the second quarter of 2021, the Credit Agreement was further amended to adjust the non-financial covenants. Subsequent to the second quarter of 2021, the Revolver maturity date was extended to September 2021. While the Company is currently in compliance with the amended covenants, there is a risk that Benson Hill will not maintain compliance with the covenants, as discussed further in Note 1.

Notes Payable

In January 2020, the Company entered into a financing agreement with an investment firm which included a commitment by the lender to make term loans available to the Company in an amount of up to $35,000 with $20,000 available immediately and a second tranche of $15,000 available after the achievement of certain financial conditions including the issuance of additional equity by the Company (together the “Loan and Security Agreement”). Availability under the second tranche expired on December 2020.

In accordance with the Loan and Security Agreement, the Company executed term notes with the lender in February 2020 in the aggregate amount of $20,000 with a term of 51 months payable in interest only, at 12.5% interest in the amount of $208 for the first 15 months and principal and interest payments in the amount of $661 for the remaining 36 months with any remaining amount outstanding due May 2024. The term notes are secured by substantially all of the assets of the Company.

In connection with this lending relationship and the execution of the Loan and Security Agreement, the Company issued warrants to purchase preferred stock to the lender. The fair value of the warrants attributable to the funds loaned to the Company, estimated at $3,332 at issuance, were recorded as debt discount, which is amortized over the life of the term notes using the effective interest method and recorded as interest expense.

The fair value of the warrants attributable to the commitment to fund the second tranche, estimated at $1,248 at issuance, were recorded as a current asset and amortized through the date of commitment expiration using the straight-line method and recorded as interest expense. The option to draw down on the second tranche of $15,000 expired in December 2020 unused.

11. Debt (continued)

Under the terms of the Loan and Security Agreement, we must comply with certain affirmative and negative covenants. These covenants are primarily restrictions on our activities, including restrictions on indebtedness, liens, distributions, and significant business changes. During the first and second quarters of 2021 and 2020, we were in compliance with the covenants under the Loan and Security Agreement.

Paycheck Protection Program Loans

In April 2020, the Company received loan proceeds in the amount of approximately $5,102 under the Paycheck Protection Program. The program, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business.

The Company subsequently repaid the loans in full in October 2020, including $25 of accrued interest.

12. Debt

	December 31,
Debt	2020	2019
DDB Term loan, due April 2024	$9,916	$13,169
DDB Equipment loan, due April 2024	2,625	3,325
Notes Payable, due May 2024	19,768	—
Notes payable, varying maturities through June 2026	356	—
Less: unamortized debt discount and debt issuance costs	(2,855)	(204)
	29,810	16,290
Less current maturities of long-term debt	(5,466)	(2,363)
Long-term debt	$24,344	$13,927

Term Loan, Equipment Loan and Revolver

In April 2019, our wholly owned subsidiary, DDB entered into a Credit Agreement comprised of a $14,000 aggregate principal amount of floating rate, five-year term loan (DDB Term Loan), a $3,500 floating rate, five-year loan to be used for facility expansion (DDB Equipment Loan), and a $6,000 floating rate revolving credit facility (DDB Revolver), which is renewed annually. Proceeds from the Term Loan along with cash on hand were used to fully repay a term loan assumed in the acquisition of DDB by Benson Hill.

The Credit Agreement is secured by substantially all the real and personal property of DDB and is guaranteed, in part, by Benson Hill, the parent company, to a maximum of $7,000. The Term Loan is payable in equal quarterly installments of $416 plus interest with the remaining balance of $5,972 due in April 2024. The Equipment Loan is payable in equal quarterly installments of $175 plus interest through April 2024.

The interest rate on the Term Loan and Equipment Loan is equal to LIBOR plus 4.0% or 4.16% at December 31, 2020. The interest rate on the Revolver is equal to LIBOR plus 3.5% or 3.66% at December 31, 2020.

Under the Credit Agreement, DDB and the Company must comply with certain financial covenants based on DDB’s operations, including a minimum working capital covenant, a minimum net worth covenant, a funded debt to EBITDA ratio covenant, and a fixed charge coverage ratio covenant.

Benson Hill as guarantor must also comply with a minimum cash covenant. The Credit Agreement also contains various restrictions on our activities, including restrictions on indebtedness, liens, investments, distributions, acquisitions and dispositions, control changes, transactions with affiliates, establishment of bank and brokerage accounts, sale-leaseback transactions, margin stocks, hazardous substances, hedging, and management agreements. During 2019 and 2020, we were in violation of certain financial covenants under the Credit Agreement, which were subsequently waived by the lender.

In the second quarter of 2020, the Revolver maturity date was extended to July 2021 and the Credit Agreement was amended to incorporate updated prospective financial covenants with respect to minimum working capital, minimum net worth, funded debt to EBITDA ratio, and fixed charge coverage ratio.

Subsequent to the period end, the Credit Agreement was further amended to clarify the definitions of net worth and EBITDA as used in the calculation of certain financial covenants and to adjust the non-financial covenants. While the Company is currently in compliance with the amended covenants, there is a risk that Benson Hill will not maintain compliance with the covenants, as discussed further in Note 1.

Notes Payable

In January 2020, the Company entered into a financing agreement with an investment firm which included a commitment by the lender to make term loans available to the Company in an amount of up to $35,000 with $20,000 available immediately and a second tranche of $15,000 available after the achievement of certain financial conditions including the issuance of additional equity by the Company. Availability under the second tranche expired on December 1, 2020.

In accordance with the loan and security agreement, the Company executed term notes with the lender in February 2020 in the aggregate amount of $20,000 with a term of 51 months payable in interest only, at 12.5% interest in the amount of $208 for the first 15 months and principal and interest payments in the amount of $661 for the remaining 36 months with any remaining amount outstanding due May 2024.

The term notes are secured by substantially all of the assets of the Company. In connection with this lending relationship and the execution of the loan and security agreement, the Company issued warrants to purchase preferred stock to the lender. The fair value of the warrants attributable to the funds loaned to the Company, estimated at $3,332 at issuance, were recorded as debt discount, which is amortized over the life of the term notes using the effective interest method and recorded as interest expense.

The fair value of the warrants attributable to the commitment to fund the second tranche, estimated at $1,248 at issuance, were recorded as a current asset and amortized through the date of commitment expiration using the straight-line method and recorded as interest expense. The option to draw down on the second tranche of $15,000 expired in December 2020 unused.

Under the terms of the loan and security agreement, we must comply with certain affirmative and negative covenants. These covenants are primarily restrictions on our activities, including restrictions on indebtedness, liens, distributions, and significant business changes. During 2020, we were in compliance with the covenants under the loan and security agreement.

Paycheck Protection Program Loans

In April 2020, the Company received loan proceeds in the amount of approximately $5,102 under the Paycheck Protection Program. The program, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business.

The Company subsequently repaid the loans in full in October 2020, including $25 of accrued interest.

Debt maturities

The contractual maturities of debt as of December 31, 2020 are as follows:

Amount
Year ending December 31:
2021	$5,471
2022	8,147
2023	8,975
2024	10,051
2025	16
Thereafter	5
$32,665